EQUITY-ACCOUNTED INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2017
EQUITY-ACCOUNTED INVESTMENTS
Schedule of components of equity method investments

Figures in million - SA rand	Notes	2017	2016	2015
Rand Refinery	15.1	198.4	72.4	148.7
Mimosa	15.2	2,012.9	2,049.3	-
Other equity-accounted investments		32.8	35.7	18.8
Total equity-accounted investments		2,244.1	2,157.4	167.5

Rand Refinery
EQUITY-ACCOUNTED INVESTMENTS
Schedule of movement in equity method investments

Figures in million - SA rand	2017	2016	2015
Balance at beginning of the year	72.4	148.7	55.1
Share of results of equity-accounted investee after tax[1]	124.5	(116.5)	114.5
Interest income on loan to equity-accounted investee capitalised	1.5	40.2	-
Loan repaid by equity-accounted investee	-	-	(20.9)
Balance at end of the year	198.4	72.4	148.7

[1] Rand Refinery is equity accounted based on its results for the period ended 30 November.

Schedule of group's share in equity-accounted investments

Figures in million - SA rand	Note	2017	2016	2015
Revenue		649.0	903.0	1,021.0
Total comprehensive (loss)/income		374.0	(352.0)	346.0
Non-current assets		702.0	636.0	708.0
Current assets		669.0	419.0	512.0
Non-current liabilities		(31.0)	(1,095.0)	(992.0)
Current liabilities		(391.0)	(467.0)	(383.0)
Net assets/(liabilities) (100.0%)		949.0	(507.0)	(155.0)
Reconciliation of the total investment in Rand Refinery with attributable net assets:
Net assets/(liabilities) (33.1%)		314.1	(168.2)	(51.7)
Dividend received		(8.2)	(8.2)	(8.2)
Fair value adjustment[1]		(35.5)	(35.5)	(35.5)
Impairment	8	(119.6)	(119.6)	(119.6)
Loan to equity-accounted investee		-	403.9	363.7
Redeemable preference shares in excess of 33.1% interest[2]		47.6	-	-
Total investment in Rand Refinery		198.4	72.4	148.7

[1] The investment in equity-accounted investee was fair valued at 1 July 2002, the date when significant influence was obtained.

[2] Sibanye-Stillwater’s proportional share of the Facility was 37.4%. On conversion of the Facility to redeemable preference shares, the Group shares in more than its 33.1% interest of the net assets of Rand Refinery.

Mimosa
EQUITY-ACCOUNTED INVESTMENTS
Schedule of movement in equity method investments

Figures in million - SA rand	Note	2017	2016	2015
Balance at the beginning of the year		2,049.3	-	-
Share of results of equity-accounted investee after tax		175.0	114.9	-
Equity-accounted investment on acquisition of subsidiaries	13.3	-	2,066.7	-
Foreign currency translation		(211.4)	(132.3)	-
Balance at end of the year		2,012.9	2,049.3	-

Schedule of group's share in equity-accounted investments
Figures in million - SA rand	2017	2016	2015
Revenue	3,375.4	2,446.4	-
Amortisation and depreciation	(423.4)	(447.4)	-
Interest income	17.5	1.0	-
Finance expense	(20.0)	(22.4)	-
Income tax	(245.0)	(185.1)	-
Profit or loss	350.1	229.8	-
Other comprehensive income	72.7	(264.6)	-
Total comprehensive income	422.8	(34.8)	-
Non-current assets	4,007.8	4,079.0	-
Property, plant and equipment	4,007.8	4,079.0	-
Current assets	1,916.3	2,259.5	-
Cash and cash equivalents	281.5	191.2	-
Other current assets	1,634.7	2,068.3	-
Non-current liabilities	(993.6)	(1,131.2)	-
Non-current financial liabilities	(94.2)	(141.2)	-
Other non-current liabilities	(899.4)	(990.0)	-
Current liabilities	(539.0)	(900.1)	-
Current financial liabilities	(487.4)	(762.2)	-
Other current liabilities	(51.7)	(137.9)	-

Net assets (100.0%)	4,391.5	4,307.2	-
Reconciliation of the total investment in Mimosa with attributable net assets:
Net assets (50.0%)	2,195.7	2,153.6	-
Reconciling items[1]	(182.8)	(104.3)	-
Total investment in Mimosa	2,012.9	2,049.3	-

[1] The reconciling items include the difference between the carrying amount and fair value of the Mimosa’s identifiable assets and liabilities on acquisition less accumulated amortisation, and foreign exchange differences on translation of assets and liabilities of the foreign joint venture. In 2016, the reconciling items also included the remaining impairment of the Reserve Bank of Zimbabwe bond notes.